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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         IBBOTSON ASSOCIATES, INC.
                 -------------------------------
   Address:      22 WEST WASHINGTON STREET
                 -------------------------------
                 CHICAGO, IL 60602
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ANGELA HERMAN
         -------------------------------
Title:   COMPLIANCE SPECIALIST
         -------------------------------
Phone:   (312) 696-6311
         -------------------------------

Signature, Place, and Date of Signing:

        /S/ ANGELA HERMAN               CHICAGO, IL       MAY 10, 2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total: 25
                                        --------------------

Form 13F Information Table Value Total: $137,763
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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

                                                                                                                 Voting Authority
                                                          Value     Share     Share/  Put/ Investment    Other  --------------------
Name of Issuer                Title of Class    CUSIP   (x$1000)   Amount   Principal Call Discretion  Managers  Sole   Shared None
---------------------------- ---------------- --------- --------- -------- ---------- ---- ---------- --------- ------- ------ -----
BARCLAYS BK PLC              DJUBS CMDT ETN36 06738C778       628   15,722     SH             Sole              15722
ISHARES TR                   BARCLYS TIPS BD  464287176     1,351   11,153     SH             Sole              11153
ISHARES TR                   CORE S&P500 ETF  464287200    35,091  222,689     SH             Sole              222689
ISHARES TR                   MSCI EAFE INDEX  464287465    25,388  431,692     SH             Sole              431692
ISHARES TR                   RUSSELL MCP VL   464287473       249    4,403     SH             Sole               4403
ISHARES TR                   MSCI SMALL CAP   464288273     1,199   27,659     SH             Sole              27659
ISHARES TR                   JPMORGAN USD     464288281       965    8,216     SH             Sole               8216
ISHARES TR                   S&P DEV EX-US    464288422     1,277   33,444     SH             Sole              33444
POWERSHARES ETF TRUST        GBL LSTD PVT EQT 73935X195     1,393  123,946     SH             Sole              123946
SPDR INDEX SHS FDS           S&P INTL SMLCP   78463X871       270    8,988     SH             Sole               8988
SPDR SERIES TRUST            BRC HGH YLD BD   78464A417     2,696   65,879     SH             Sole              65879
SPDR SERIES TRUST            BRCLYS INTL ETF  78464A516     1,246   21,311     SH             Sole              21311
VANGUARD BD INDEX FD INC     SHORT TRM BOND   921937827     4,958   61,299     SH             Sole              61299
VANGUARD BD INDEX FD INC     TOTAL BND MRKT   921937835    24,012  287,846     SH             Sole              287846
VANGUARD TAX MANAGED INTL FD MSCI EAFE ETF    921943858     1,780   48,932     SH             Sole              48932
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858       998   23,459     SH             Sole              23459
VANGUARD INDEX FDS           MCAP VL IDXVIP   922908512     2,133   32,024     SH             Sole              32024
VANGUARD INDEX FDS           MCAP GR IDXVIP   922908538       647    8,517     SH             Sole               8517
VANGUARD INDEX FDS           REIT ETF         922908553       606    8,536     SH             Sole               8536
VANGUARD INDEX FDS           SML CP GRW ETF   922908595       741    7,539     SH             Sole               7539
VANGUARD INDEX FDS           SM CP VAL ETF    922908611     2,010   24,820     SH             Sole              24820
VANGUARD INDEX FDS           MID CAP ETF      922908629    11,863  128,944     SH             Sole              128944
VANGUARD INDEX FDS           GROWTH ETF       922908736     3,032   39,142     SH             Sole              39142
VANGUARD INDEX FDS           VALUE ETF        922908744     5,138   78,414     SH             Sole              78414
VANGUARD INDEX FDS           SMALL CP ETF     922908751     8,092   90,080     SH             Sole              90080
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